Subsequent Events (Details) - USD ($)									1 Months Ended	12 Months Ended
	Mar. 08, 2022	Feb. 07, 2022	Sep. 08, 2021	Aug. 25, 2021	May 27, 2021	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			22,600,000	2,488,530	5,600,000
Shares Issued, Value						$ 725,000	$ 360,000	$ 504,000		$ 17,731,000	$ 2,034,000	$ 764,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	850,000	100,000
Shares Issued, Value	$ 1,200,000
MEOA | Subsequent Event [Member]
Subsequent Event [Line Items]
Loans and Leases Receivable, Gross									$ 337,000
Other Commitments, Description									Such loan is payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination such loan would be forgiven.